UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/11

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

General Money Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2011

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General Money
Market Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for General Money Market Fund, Inc., covering the six-month period from December 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy appears to have hit a soft patch in the spring of 2011 after accelerating over the second half of 2010. Disappointing labor, housing and manufacturing data have come at a time of higher energy prices and some tightening of monetary policy in global markets. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters.Yields of money market instruments remained near zero percent in this choppy economic environment, as the Federal Reserve Board maintained its aggressively accommodative policy stance.

We remain optimistic as the U.S. economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth, a rising but volatile uptrend in inflation and an improving U.S. labor market in the months ahead.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2010, through May 31, 2011, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2011, General Money Market Fund’s Class A shares produced an annualized yield of 0.03%, and its Class B shares produced an annualized yield of 0.05%. Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.03% and 0.05%, respectively.1

Money market yields remained near zero percent as the Federal Reserve Board (the “Fed”) continued to maintain short-term interest rates at historically low levels.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital.To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities.These include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Monetary Policy Unchanged Despite Economic Optimism

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate in a range between 0% and 0.25%. In addition, the Fed embarked in the fall of 2010 on a second

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

round of quantitative easing of monetary policy through the purchase of $600 million of U.S.Treasury securities. Investors and analysts responded positively to this sign that the Fed was committed to preventing the onset of a double-dip recession, and the recovery seemed to gain more momentum over the final months of 2010.

Indeed, December 2010 saw better data from the labor market as new unemployment claims declined and the unemployment rate eased to 9.4%. The manufacturing sector expanded for the 17th consecutive month, and the holiday season was a relatively healthy one for retailers, bolstering the services sector. It was later announced that U.S. GDP accelerated to a 3.1% annualized growth rate during the fourth quarter of 2010. January 2011 brought more good news, with existing home sales climbing to its highest level since May 2010.Amid these signs of more robust growth, food and fuel prices rose sharply, signaling a potential increase in inflationary pressures.

In February, political unrest in the Middle East caused energy prices to surge higher, potentially threatening the reinvigorated economic recovery. Nonetheless, U.S. manufacturing activity reached its highest level in seven years during the month, and the unemployment rate fell to 8.9%.The global economy took another hit in March, when Japan suffered a devastating earthquake, tsunami and nuclear disaster. Yet, higher energy prices and the tragedy in Japan appeared to have relatively little short-term impact on the U.S. economy, as activity expanded across several economic sectors in March, the private sector added 233,000 jobs and the unemployment rate dropped to 8.8%, its lowest reading in two years.

Economic headwinds seemed to intensify in April, when it was estimated that the U.S. economy grew at a surprisingly anemic 1.8% annualized rate during the first quarter of 2011. Slowdowns in consumer and government spending appeared to be the main factors behind deceleration of economic growth.A sharp rise in energy prices also dampened U.S. GDP and contributed to renewed inflation fears. However, other parts of the economy continued to fare well, as evidenced by another monthly increase in domestic manufacturing activity. May produced more mixed economic data.While industrial production picked up after slumping in March and April, employment data continued to disappoint, with new jobless claims remaining uncomfortably high.The housing market continued to deteriorate with declines in both existing home sales and housing starts.

An Unwavering Focus on Quality

The low federal funds rate kept money market yields near zero percent, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail.Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

High commodity prices and the expected end of the Fed’s quantitative easing program could fuel inflationary fears, potentially causing investors to anticipate higher short-term interest rates at some point down the road. In the meantime, as we have for some time, we intend to maintain the fund’s focus on credit quality and liquidity.

June 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
The fund’s short-term corporate and asset-backed securities holdings involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class
A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Money Market Fund, Inc. from December 1, 2010 to May 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2011
	Class A	Class B
Expenses paid per $1,000†	$ 1.35	$ 1.25
Ending value (after expenses)	$1,000.20	$1,000.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2011
	Class A	Class B
Expenses paid per $1,000†	$ 1.36	$ 1.26
Ending value (after expenses)	$1,023.59	$1,023.68

† Expenses are equal to the fund’s annualized expense ratio of .27% for Class A and .25% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2011 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—40.7%	Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.40%, 7/11/11	200,000,000		200,000,000
Barclays Bank (Yankee)
0.60%—0.93%, 6/6/11—9/9/11	620,000,000	[a]	620,000,000
BNP Paribas (Yankee)
0.44%—0.56%, 8/10/11—11/7/11	300,000,000		300,000,000
Credit Agricole CIB (Yankee)
0.43%—0.54%, 8/3/11—10/28/11	600,000,000		600,000,000
Deutsche Bank AG
0.34%, 6/1/11	300,000,000	[a]	300,000,000
Fortis Bank SA/NV (Yankee)
0.31%, 8/1/11	300,000,000		300,000,000
ING Bank (London)
0.26%—0.27%, 8/9/11—8/25/11	600,000,000		600,000,000
Lloyds TSB Bank (London)
0.40%, 11/25/11	200,000,000		200,000,000
Mitsubishi Trust and Banking Corp. (Yankee)
0.26%, 6/10/11	100,000,000		100,000,000
National Australia Bank (London)
0.35%, 8/19/11	500,000,000		500,005,476
Natixis New York (Yankee)
0.26%—0.47%, 7/14/11—11/9/11	300,000,000		300,000,000
Rabobank Nederland (Yankee)
0.51%, 2/16/12	400,000,000		400,000,000
Royal Bank of Canada
0.29%, 6/1/11	250,000,000	[a]	250,000,000
UBS (Yankee)
0.22%—0.26%, 6/30/11—9/26/11	450,000,000		450,000,000
Westpac Banking Corp.
0.28%, 8/16/11	250,000,000	[a,b]	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,370,005,476)			5,370,005,476

Commercial Paper—6.1%
Commonwealth Bank of Australia
0.26%, 6/14/11—6/17/11	400,000,000	[b]	399,957,028
NRW Bank
0.26%, 6/27/11	200,000,000	[b]	199,963,167

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
Societe Generale N.A. Inc.
0.40%, 11/14/11	200,000,000		199,631,111
Total Commercial Paper
(cost $799,551,306)			799,551,306

Asset-Backed Commercial Paper—4.9%
Atlantis One Funding Corp.
0.11%, 6/1/11	100,000,000	[b]	100,000,000
CAFCO
0.41%, 8/8/11	100,000,000	[b]	99,922,555
CHARTA
0.39%, 9/12/11	150,000,000	[b]	149,832,625
CRC Funding
0.41%, 8/8/11	100,000,000	[b]	99,922,556
Govco
0.24%, 7/11/11	100,000,000	[b]	99,973,333
Grampian Funding LLC
0.46%, 9/1/11	100,000,000	[b]	99,882,444
Total Asset-Backed Commercial Paper
(cost $649,533,513)			649,533,513

Corporate Notes—1.9%
Credit Suisse
0.54%, 6/20/11
(cost $250,000,000)	250,000,000 [a]		250,000,000

Time Deposits—17.0%
Canadian Imperial Bank of Commerce
(Grand Cayman)
0.07%, 6/1/11	400,000,000		400,000,000
Commerzbank (Grand Cayman)
0.11%, 6/1/11	550,000,000		550,000,000
Nordea Bank Finland (Grand Cayman)
0.10%, 6/1/11	550,000,000		550,000,000
Northern Trust Co. (Grand Cayman)
0.07%, 6/1/11	350,000,000		350,000,000
Svenska Handelsbanken (Grand Cayman)
0.11%, 6/1/11	400,000,000		400,000,000
Total Time Deposits
(cost $2,250,000,000)			2,250,000,000

	Principal
U.S. Government Agencies—21.9%	Amount ($)		Value ($)
Federal Home Loan Bank
0.01%-0.27%, 6/1/11-7/22/11	628,000,000	[a]	627,875,958
Federal Home Loan Mortgage Corp.
0.11%-0.32%, 6/1/11-10/24/11	925,000,000	[a,c]	924,613,121
Federal National Mortgage Association
0.05%-0.40%, 6/1/11-12/3/12	1,016,455,000	[a,c] 1,017,345,743
Straight-A Funding LLC
0.17%-0.20%, 7/7/11-8/12/11	317,226,000	[b]	317,132,415
Total U.S. Government Agencies
(cost $2,886,967,237)			2,886,967,237

Repurchase Agreements—6.8%
Barclays Capital, Inc.
0.11%, dated 5/31/11, due 6/1/11 in the
amount of $52,000,159 (fully collateralized by
$44,510,400 U.S. Treasury Bonds, 5.25%,
due 2/15/29, value $53,040,102)	52,000,000		52,000,000
Credit Agricole Securities (USA) Inc.
0.12%, dated 5/31/11, due 6/1/11 in the
amount of $400,001,333 (fully collateralized by
$405,470,100 U.S. Treasury Notes, 1.13%-1.38%,
due 6/30/11-3/15/12, value $408,000,057)	400,000,000		400,000,000
Credit Suisse Securities LLC
0.11%, dated 5/31/11, due 6/1/11 in the
amount of $150,000,458 (fully collateralized
by $319,105,000 U.S. Treasury Strips,
due 11/15/21-8/15/29, value $153,002,257)	150,000,000		150,000,000
Deutsche Bank Securities Inc.
0.11%, dated 5/31/11, due 6/1/11 in
the amount of $200,000,611 (fully
collateralized by $38,830,000 Federal
Farm Credit Bank, 2.30%-5.30%,
due 2/24/15-10/25/17, value $42,422,204,
$41,980,000 Federal Home Loan Bank,
0.79%-4.13%, due 11/25/11-1/20/21,
value $42,691,489, $10,884,000 Federal
Home Loan Mortgage Corp., 4.50%,
due 7/15/13, value $11,963,562 and
$105,762,000 Federal National
Mortgage Association, 0%-3.43%,
due 10/3/11-12/15/20,
value $106,922,950)	200,000,000		200,000,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
HSBC USA Inc.
0.11%, dated 5/31/11, due 6/1/11 in the
amount of $100,000,306 (fully collateralized
by $44,855,000 U.S. Treasury Bonds, 3.88%,
due 8/15/40, value $42,590,703 and
$59,336,000 U.S. Treasury Notes,
0.38%, due 10/31/12,
value $59,410,320)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $902,000,000)		902,000,000

Total Investments (cost $13,108,057,532)	99.3%	13,108,057,532

Cash and Receivables (Net)	.7%	91,014,362

Net Assets	100.0%	13,199,071,894

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2011, these securities amounted to $1,816,586,123 or 13.8% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	65.7	Asset-Backed/Multi-Seller Programs	2.6
U.S. Government Agencies	21.9	Asset-Backed/Banking	2.3
Repurchase Agreements	6.8		99.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments—Note 1(b)	13,108,057,532	13,108,057,532
Cash		89,027,312
Interest receivable		5,455,045
Prepaid expenses		836,954
		13,203,376,843
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		2,361,626
Payable for shares of Common Stock redeemed		1,792,700
Accrued expenses		150,623
		4,304,949
Net Assets ($)		13,199,071,894
Composition of Net Assets ($):
Paid-in capital		13,199,018,584
Accumulated net realized gain (loss) on investments		53,310
Net Assets ($)		13,199,071,894

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	1,772,630,192	11,426,441,702
Shares Outstanding	1,772,602,670	11,426,415,914
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	19,516,043
Expenses:
Management fee—Note 2(a)	32,780,786
Shareholder servicing costs—Notes 1 and 2(c)	17,451,243
Distribution, service and prospectus fees—Note 2(b)	13,285,615
Shareholders’ reports	1,831,839
Custodian fees—Note 2(c)	224,432
Registration fees	208,152
Directors’ fees and expenses—Note 2(d)	160,979
Professional fees	56,594
Miscellaneous	69,997
Total Expenses	66,069,637
Less—reduction in expenses due to undertaking—Note 2(a)	(48,227,356)
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(1,429,376)
Less—reduction in fees due to earnings credits—Note 2(c)	(2,352)
Net Expenses	16,410,553
Investment Income—Net	3,105,490
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	8,578
Net Increase in Net Assets Resulting from Operations	3,114,068

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Operations ($):
Investment income—net	3,105,490	5,992,781
Net realized gain (loss) on investments	8,578	697,677
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,114,068	6,690,458
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(258,067)	(523,720)
Class B Shares	(2,847,423)	(5,469,061)
Total Dividends	(3,105,490)	(5,992,781)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	2,411,830,815	4,602,641,729
Class B Shares	13,591,411,638	22,683,393,736
Dividends reinvested:
Class A Shares	258,067	521,578
Class B Shares	2,847,423	5,435,584
Cost of shares redeemed:
Class A Shares	(2,332,503,122)	(4,593,753,568)
Class B Shares	(13,084,436,193)	(23,087,551,427)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	589,408,628	(389,312,368)
Total Increase (Decrease) in Net Assets	589,417,206	(388,614,691)
Net Assets ($):
Beginning of Period	12,609,654,688	12,998,269,379
End of Period	13,199,071,894	12,609,654,688

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2011		Year Ended November 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.003	.027	.045	.042
Distributions:
Dividends from
investment income—net (.000)[a]		(.000)[a]	(.003)	(.027)	(.045)	(.042)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.04[b]	.03	.33	2.75	4.64	4.28
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.76[b]	.75	.77	.76	.79	.78
Ratio of net expenses
to average net assets	.27[b]	.30	.60	.76	.79	.78
Ratio of net investment
income to average
net assets	.03[b]	.03	.31	2.66	4.54	4.18
Net Assets,
end of period
($ x 1,000)	1,772,630	1,693,043	1,683,536	1,312,626	1,039,268	1,022,572

a	Amount represents less than $.001 per share.
b	Annualized.
See notes to financial statements.

Six Months Ended
May 31, 2011			Year Ended November 30,
Class B Shares (Unaudited)		2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment
income—net	.000[a]	.001	.002	.024	.043	.040
Distributions:
Dividends from
investment
income—net	(.000)[a]	(.001)	(.002)	(.024)	(.043)	(.040)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06[b]	.05	.23	2.48	4.40	4.05
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	1.05[b]	1.04	1.06	1.04	1.03	1.02
Ratio of net expenses
to average net assets	.25[b]	.28	.72	1.03	1.02	1.01
Ratio of net investment
income to average
net assets	.05[b]	.05	.22	2.43	4.32	3.98
Net Assets,
end of period
($ x 1,000)	11,426,442	10,916,611	11,314,733	9,865,033	9,090,941	8,489,944

a	Amount represents less than $.001 per share.
b	Annualized.
See notes to financial statements.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 25.5 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (7 billion shares authorized) and Class B (18.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2011, sub-accounting service fees amounted to $2,847,704 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

    Level 1—unadjusted quoted prices in active markets for identical investments.

    Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	13,108,057,532
Level 3—Significant Unobservable Inputs	—
Total	13,108,057,532
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from the settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2010 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2011, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $4,221,861 for Class A and $44,005,495 for Class B shares during the period ended May 31, 2011.

(b) Under the Service Plan with respect to Class A (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2011, Class A shares were charged $1,744,287 pursuant to the Plan.

Under the Distribution Plan with respect to Class B (“Class B Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended May 31, 2011, Class B shares were charged $11,541,328 pursuant to the Class B Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2011, Class A shares were charged $77,089 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2010 through May 31, 2011 to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrow-

ings and extraordinary expenses, exceeded an annual rate of 1.02% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be terminated at any time. During the period ended May 31, 2011, Class B shares were charged $14,238,518 pursuant to the Class B Shareholder Services Plan, of which $1,429,376 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2011, the fund was charged $136,351 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2011, the fund was charged $12,409 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $694.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $224,432 pursuant to the custody agreement.These fees were partially offset by earnings credits of $1,658.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $5,612,322, Rule 12b-1 distribution plan fees $2,243,171, shareholder services plan fees $2,942,424, custodian fees $187,490, chief compliance officer fees $3,006 and transfer agency per account fees $38,302, which are offset against an expense reimbursement currently in effect in the amount of $8,665,089.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

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Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	July 25, 2011

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EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

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